Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Joint Ventures Explanatory [Abstract]
Disclosure of detailed information about investments in joint ventures [Text Block]
9.3

Investment in joint ventures accounted for under the equity method of accounting

					Dividends received
					For the year	For the year	For the year
	Description of the nature		Country of	Share of interest	ended December	ended December	ended December
Joint venture	of the relationship	Domicile	incorporation	in ownership	31, 2019	31, 2018	31, 2017
					ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	Production and distribution of soluble fertilizers.	Huangjing Road, Dawan Town, Qingbaijiang District, Chengdu Municipality, Sichuan Province	China	50%	-	-	-
Coromandel SQM India	Production and distribution of potassium nitrate.	1-2-10, Sardar Patel Road, Secunderabad – 500003 Andhra Pradesh	India	50%	-	-	-
SQM Vitas Fzco.	Production and commercialization of specialty plant and animal nutrition and industrial hygiene.	Jebel ALI Free Zone P.O. Box 18222, Dubai	United Arab Emirates	50%	10,598	-	-
SQM Qingdao Star Corp Nutrition Co. Ltd.	Production and distribution of nutrient plant solutions with specialties NPK soluble.	Longquan Town, Jimo City, Qingdao Municipality, Shangdong Province	China	50%	-	-	-
SQM Vitas Holland	Without information production of specialized fertilizers and other products for distribution in Italy and other countries.	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost	Holland	50%	-	-	-
Pavoni & C. Spa	products for distribution in Italy and other countries.	Corso Italia 172, 95129 Catania (CT), Sicilia	Italy	50%	-	-	-
Covalent Lithium Pty Ltd.	Development and operation of the Mt Holland Lithium project, which will include the construction of a lithium extraction and refining mine	L18, 109 St Georges Tce Perth WA 6000 |PO Box Z5200 St Georges Tce Perth WA 6831	Australia	50%	-	-	-
Total					10,598	-	-

The companies described in the following table are related to the following joint ventures:

(1)	SQM Vitas Fzco.

(2)	Pavoni & C Spa

					Dividends received
Joint venture	Description of the nature of the relationship	Domicile	Country of incorporation	Share of interest in ownership (*)	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
					ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene.	Via Cndeias, Km. 01 Sem Numero, Lote 4, Bairro Cia Norte, Candeias, Bahia.	Brazil	49.99%	-	-	-
SQM Vitas Perú S.A.C. (1)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene	Av. Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima	Perú	50%	-	-	-
Arpa Speciali S.R.L. (2)	Production of specialty fertilizers and others for distribution in Italy and other countries.	Mantova (MN) Via Cremona 27 Int. 25	Italy	50.48%	-	-	-
Total					-	-	-

(*) The percentages presented correspond to the ownership used in the consolidation of the company.

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture [text block]
	Equity-accounted investees			Share in profit (loss) of associates and joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	1,992	1,992	11,444	(632)	(650)	(535)
Coromandel SQM India	1,568	1,729	1,633	(98)	174	165
SQM Vitas Fzco.	9,111	20,202	19,478	1,797	1,781	1,502
SQM Qingdao Star Corp Nutrition Co. Ltd.	3,464	3,168	2,980	296	188	361
SQM Vitas Holland	1,304	1,345	1,429	(15)	(14)	(18)
Minera Exar S.A. (1)	-	-	33,065	-	(206)	(27)
Pavoni & C. Spa	6,864	7,084	-	36	(39)	-
Covalent Lithium Pty Ltd.	40	53	-	-	36	-
Total	24,343	35,573	70,029	1,384	1,270	1,448

	Share on other comprehensive income of associates and joint ventures accounted for using the equity method, net of tax			Share on total other comprehensive income of associates and joint ventures accounted for using the equity method
Joint Venture	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	-	-	-	(631)	(650)	(535)
Coromandel SQM India	(38)	(159)	-	(136)	15	165
SQM Vitas Fzco.	437	(903)	(5)	2,234	878	1,497
SQM Qingdao Star Corp Nutrition Co. Ltd.	-	-	-	296	188	361
SQM Vitas Holland	(27)	(70)	-	(42)	(84)	(18)
Minera Exar S.A. (1)	-	-	-	-	(206)	(27)
Pavoni & C. Spa	(255)	70	-	(219)	31	-
Covalent Lithium Pty Ltd.	(13)	-	-	(13)	36	-
Total	104	(1,062)	(5)	1,489	208	1,443

(1)

Minera Exar S.A. was sold in December 2018,

The amounts described in the following box represent numbers used in the consolidation of the company:

	Equity-accounted investees			Share in profit (loss) of associates and joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	5,347	5,915	11,003	564	1,439	1,753
SQM Vitas Perú S.A.C. (1)	1,955	2,671	5,961	211	(275)	(216)
SQM Vitas Plantacote B.V. (2)	-	-	669	-	-	(1)
Arpa Speciali S.R.L. (2)	92	62	-	31	(44)	-
Total	7,394	8,648	17,633	806	1,120	1,536

	Share on other comprehensive income of associates and joint ventures accounted for using the equity method, net of tax			Share on total other comprehensive income of associates and joint ventures accounted for using the equity method
Joint Venture	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	(225)	(792)	(51)	338	647	826
SQM Vitas Perú S.A.C. (1)	661	(112)	-	872	(387)	(108)
SQM Vitas Plantacote B.V. (2)	-	-	-	-	-	(1)
Arpa Speciali S.R.L. (2)	(1)	-	-	30	(44)	-
Total	435	(904)	(51)	1.240	216	717

Disclosure of assets,liabilities,revenue and expenses from joint venure explanatory [Text Block]
9.4    Assets, liabilities, revenue and expenses from joint ventures:

	As of and for the year ended December 31, 2019
						Gain (loss) from	Other
	Assets		Liabilities			continuing	comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	28,668	5,129	13,472	-	7	(1,262)	-	(1,262)
Coromandel SQM India	4,504	633	1,704	-	8,197	(197)	(77)	(274)
SQM Vitas Fzco.	9,695	20,014	1,136	-	36	3,595	(876)	2,719
SQM Qingdao Star Corp Nutrition Co. Ltd.	7,534	26	632	-	12,003	592	-	592
SQM Vitas Holland	2,609	-	2	-	-	(30)	(53)	(83)
SQM Vitas Brasil Agroindustria	46,118	7,299	40,334	-	87,901	1,128	(451)	677
SQM Vitas Perú S.A.C.	29,452	8,378	24,855	6,044	28,590	421	1,322	1,743
Pavoni & C. Spa	9,444	7,074	8,466	735	14,296	71	(510)	(439)
Covalent Lithium Pty Ltd.	1,616	958	2,111	383	-	-	(25)	(25)
Total	139,640	49,511	92,712	7,162	151,030	4,318	(670)	3,648

	As of and for the year ended December 31, 2018
						Gain (loss) from	Other
	Assets		Liabilities			continuing	comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	28,577	5,913	12,902	-	16	(1,301)	-	(1,301)
Coromandel SQM India	5,905	852	3,050	-	11,605	348	(318)	30
SQM Vitas Fzco.	30,430	17,592	2,678	-	16,583	3,561	(1,806)	1,755
SQM Qingdao Star Corp Nutrition Co. Ltd.	7,754	114	1,533	-	13,004	377	-	377
SQM Vitas Holland	2,692	-	1	-	-	(28)	(139)	(167)
SQM Vitas Brasil Agroindustria	36,648	7,566	31,808	-	82,625	2,879	(1,585)	1,294
SQM Vitas Perú S.A.C.	22,365	7,785	18,996	5,966	28,619	(550)	(223)	(773)
Pavoni & C. Spa	10,062	6,490	8,098	698	15,461	(79)	140	61
Covalent Lithium Pty Ltd.	239	100	233	-	-	106	-	106
Total	144,672	46,412	79,299	6,664	167,913	5,313	(3,931)	1,382

Disclosure of detailed information about other joint venture information explanatory [Text Block]
9.5

Other Joint Venture disclosures:

	Cash and cash equivalents		Other current financial liabilities		Other non-current financial liabilities
Joint Venture	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018
	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	33	106	-	-	-	-
Coromandel SQM India	2,240	308	-	-	-	-
SQM Vitas Fzco.	3,071	19,312	-	-	-	-
SQM Qingdao Star Corp Nutrition Co. Ltd.	4,640	4,543	-	-	-	-
SQM Vitas Holland	2,609	2,692	-	-	-	-
SQM Vitas Brasil Agroindustria	2,101	1,869	9,106	13,380	-	-
SQM Vitas Perú S.A.C.	225	371	258	3,819	895	801
Pavoni & C. Spa	314	407	5,509	5,464	-	-
Covalent Lithium Pty Ltd.	693	156	472	-	-	-
Total	15,926	29,764	15,345	22,663	895	801

	Depreciation and amortization expense			Interest expense			Income tax benefit (expense) from continuing operations
Joint Venture	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	(743)	(948)	(691)	-	(1)	(433)	153	97	200
Coromandel SQM India	(291)	445	-	(4)	(9)	(49)	(27)	(38)	(44)
SQM Vitas Fzco.	-	(509)	(717)	(7)	(8)	(16)	-	-	-
SQM Qingdao Star Corp Nutrition Co. Ltd.	(62)	(67)	(64)	-	-	(1)	(241)	(187)	(195)
SQM Vitas Holland	-	-	-	(1)	-	-	-	-	(337)
SQM Vitas Plantacote B.V.	-	-	-	-	-	(1)	-	-	-
SQM Vitas Brasil Agroindustria	(33)	(408)	(438)	(1,176)	(886)	(2,127)	181	(117)	-
SQM Vitas Perú S.A.C.	(287)	(347)	(82)	(435)	(425)	(323)	(316)	(230)	(362)
Pavoni & C. Spa	(149)	(542)	-	-	(335)	-	(214)	-	-
Covalent Lithium Pty Ltd.	(126)	(16)	-	(32)	(5)	-	-	(46)	-
Total	(1,691)	(2,392)	(1,992)	(1,655)	(1,669)	(2,950)	(464)	(521)	(738)